Income Tax Expense - Summary of Unused Tax Losses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	₨ 121,135	$ 1,751	₨ 34,992
Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	33,768	488	12,014
Unabsorbed Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	87,281	1,262	20,195
Unused R&D Tax Credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	86	$ 1	86
Unutilized Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised			2,697
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	1,281		1,277
Not later than one year [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	1,281
Not later than one year [member] | Unutilized Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised			1,277
Later than one year and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,940		1,420
Later than one year and not later than five years [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,940
Later than one year and not later than five years [member] | Unutilized Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised			1,420
Later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	6,278
Later than five years [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	6,278
No Expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	102,636		32,295
No Expiry [member] | Unutilized business losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	15,269		12,014
No Expiry [member] | Unabsorbed Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	87,281		20,195
No Expiry [member] | Unused R&D Tax Credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	₨ 86		₨ 86